Turnover and Segment Information - Turnover by Product & Service (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Turnover	£ 34,099	£ 33,754	£ 30,821
Consumer Healthcare [member]
Disclosure of products and services [line items]
Turnover	10,033	8,995	7,658
Consumer Healthcare [member] | Oral health [member]
Disclosure of products and services [line items]
Turnover	2,753	2,673	2,496
Consumer Healthcare [member] | Pain Relief [Member]
Disclosure of products and services [line items]
Turnover	2,219	1,781	1,440
Consumer Healthcare [member] | Vitamins Minerals and Supplements [Member]
Disclosure of products and services [line items]
Turnover	1,506	611	103
Consumer Healthcare [member] | Respiratory Health [Member]
Disclosure of products and services [line items]
Turnover	1,209	1,186	1,085
Consumer Healthcare [member] | Digestive Health and Other [Member]
Disclosure of products and services [line items]
Turnover	1,824	1,646	1,435
Consumer Healthcare [member] | Sub Total [Member]
Disclosure of products and services [line items]
Turnover	9,511	7,897	6,559
Consumer Healthcare [member] | Brands Divested [Member]
Disclosure of products and services [line items]
Turnover	522	1,098	1,099
Pharmaceuticals [member]
Disclosure of products and services [line items]
Turnover	17,056	17,554	17,269
Pharmaceuticals [member] | Respiratory [member]
Disclosure of products and services [line items]
Turnover	3,749	3,081	2,612
Pharmaceuticals [member] | HIV [member]
Disclosure of products and services [line items]
Turnover	4,876	4,854	4,722
Pharmaceuticals [member] | Immuno inflammation [member]
Disclosure of products and services [line items]
Turnover	727	613	472
Pharmaceuticals [member] | Established Pharmaceuticals [member]
Disclosure of products and services [line items]
Turnover	7,332	8,776	9,463
Pharmaceuticals [member] | Oncology [Member]
Disclosure of products and services [line items]
Turnover	372	230
Vaccines [member]
Disclosure of products and services [line items]
Turnover	6,982	7,157	5,894
Vaccines [member] | Meningitis [member]
Disclosure of products and services [line items]
Turnover	1,029	1,018	881
Vaccines [member] | Influenza [member]
Disclosure of products and services [line items]
Turnover	733	541	523
Vaccines [member] | Shingles [member]
Disclosure of products and services [line items]
Turnover	1,989	1,810	784
Vaccines [member] | Established vaccines [member]
Disclosure of products and services [line items]
Turnover	£ 3,231	£ 3,788	£ 3,706